Inventories - Changes of the allowances for losses (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories
Opening balance	$ 335	$ 190	$ 129
Additions	(77)	155	23
Foreign currency translation	(16)	22	(6)
Other	(52)	(32)	44
Closing balance	$ 190	$ 335	$ 190